Subsequent Events - Additional Information (Details) - Events After Reporting Period - Ordinary Shares, Secondary Offering	Jul. 03, 2024 € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares at a price | € / shares	€ 54
Number of shares exercised, option to purchase additional shares | shares	2,100,000